Property, Plant and Equipment, Net	12 Months Ended
Jun. 30, 2025
Property, Plant and Equipment, Net [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET

Note 6 — PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment, net, consisted of the following:

	As of June 30,
	2025	2024
Buildings	$5,068,529	$4,996,273
Transportation equipment	114,080	142,907
Office and electronic equipment	589,793	567,868
Construction in progress	81,275,455	19,890,915
Total property, plant, and equipment	87,047,857	25,597,963
Less: accumulated depreciation	(2,424,738)	(2,234,611)
Property, plant and equipment, net	$84,623,119	$23,363,352

Depreciation expense was $156,703, $193,018 and $173,089 for the fiscal year ended June 30, 2025, 2024 and 2023, respectively.

As of June 30, 2025 and 2024, the Company pledged buildings with a net book value of $3,261,942 (approximately RMB 23.3 million) and $3,348,254 (approximately RMB 24.3 million), respectively, to secure the short-term bank borrowings. Refer to “Note 10 — Borrowings” for detail.

As of June 30, 2025 and 2024, the Company pledged construction in progress with a net book value of $81,275,455 (approximately RMB 582.2 million) and $nil, respectively, to secure the long-term bank syndicated loan. Refer to “Note 10 — Borrowings” for detail.

Interest expenses amounted to $580,913, $178,857, and $nil, respectively, for the fiscal year ended June 30, 2025, 2024, and 2023 was capitalized in construction cost recorded in property, plant and equipment.